Consolidated Statements of Total Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Earnings	Retained Earnings	Total Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2013	$ 1,574,919	$ 461	$ 432,792	$ (44,114)	$ 1,148,738	$ 1,537,877	$ 37,042
Beginning Balance (in shares) at Dec. 31, 2013		46,261,000
Consolidated net earnings (loss)	154,294				155,601	155,601	(1,307)
Other comprehensive (loss) earnings	(62,086)			(62,045)		(62,045)	(41)
Dividends declared ($1.60 in 2014 & 2015 and $1.64 in 2016 per common share)	(91,304)				(91,304)	(91,304)
Issuances of common stock, stock options and stock appreciation rights for TXI acquisition	2,751,873	$ 203	2,751,670			2,751,873
Issuances of common stock, stock options and stock appreciation rights for TXI acquisition (in shares)		20,309,000
Issuances of common stock for stock award plans	$ 41,772	$ 7	41,765			41,772
Issuances of common stock for stock award plans (in shares)		723,000
Repurchases of common stock, Shares	0
Stock-based compensation expense	$ 8,993		8,993			8,993
Distributions to owners of noncontrolling interests	(800)						(800)
Purchase of subsidiary shares from noncontrolling interest	(24,913)		8,399			8,399	(33,312)
Ending Balance at Dec. 31, 2014	4,352,748	$ 671	3,243,619	(106,159)	1,213,035	4,351,166	1,582
Ending Balance (in shares) at Dec. 31, 2014		67,293,000
Consolidated net earnings (loss)	288,938				288,792	288,792	146
Other comprehensive (loss) earnings	552			537		537	15
Dividends declared ($1.60 in 2014 & 2015 and $1.64 in 2016 per common share)	(107,462)				(107,462)	(107,462)
Issuances of common stock for stock award plans	30,624	$ 5	30,619			30,624
Issuances of common stock for stock award plans (in shares)		471,000
Repurchases of common stock	$ (519,962)	$ (33)			(519,929)	(519,962)
Repurchases of common stock, Shares	(3,285,380)	(3,285,000)
Stock-based compensation expense	$ 13,589		13,589			13,589
Noncontrolling interest acquired from business combination	1,475						1,475
Distributions to owners of noncontrolling interests	(325)						(325)
Ending Balance at Dec. 31, 2015	$ 4,060,177	$ 643	3,287,827	(105,622)	874,436	4,057,284	2,893
Ending Balance (in shares) at Dec. 31, 2015	64,479,000	64,479,000
Consolidated net earnings (loss)	$ 425,444				425,386	425,386	58
Other comprehensive (loss) earnings	(25,004)			(25,065)		(25,065)	61
Dividends declared ($1.60 in 2014 & 2015 and $1.64 in 2016 per common share)	(105,036)				(105,036)	(105,036)
Issuances of common stock for stock award plans	26,112	$ 3	26,109			26,112
Issuances of common stock for stock award plans (in shares)		285,000
Repurchases of common stock	$ (259,228)	$ (16)			(259,212)	(259,228)
Repurchases of common stock, Shares	(1,587,987)	(1,588,000)
Stock-based compensation expense	$ 20,481		20,481			20,481
Distributions to owners of noncontrolling interests	(400)						(400)
Contribution from owners of noncontrolling interest	44		44			44
Ending Balance at Dec. 31, 2016	$ 4,142,590	$ 630	$ 3,334,461	$ (130,687)	$ 935,574	$ 4,139,978	$ 2,612
Ending Balance (in shares) at Dec. 31, 2016	63,176,000	63,176,000